Stock-Based Compensation - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant under the stock incentive plan (in shares)	15
Fair value of shares vested	$ 180	$ 198	$ 191
Stock-based compensation expense	224	202	207
Stock-based compensation expense on an after tax basis	167	$ 152	$ 155
Unrecognized compensation cost related to nonvested share-based arrangements	$ 175
Period for recognition of unrecognized compensation cost related to nonvested share-based arrangements	1 year 9 months 18 days
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option grants exercisable period	10 years
Stock and unit awards vesting period	3 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock and unit awards vesting period	5 years